Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam Emerging Markets Ex-China ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Emerging Markets Ex-China ETF (NAV)
Average Annual Return, Percent	11.76%	18.30%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	11.93%	11.29%
MSCI Emerging Markets ex-China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index-NR
Average Annual Return, Percent	3.31%	10.22%